Unaudited Quarterly Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited Quarterly Information [Abstract]
Revenues	$ 3,089.3	$ 2,932.9	$ 2,854.0	$ 2,682.6	$ 2,675.1	$ 2,577.1	$ 2,555.6	$ 2,585.3	$ 11,558.8	$ 10,393.1	$ 9,741.0
Gross Profit	1,297.8	1,218.9	1,161.0	1,116.3	1,112.4	1,050.0	1,040.4	1,058.7
Income from Continuing Operations	292.5	266.3	217.1	247.5	282.9	254.5	226.0	222.7	1,023.4	986.1	807.1
Net income	288.9	265.4	523.4	252.2	297.5	268.5	237.3	232.3	1,329.9	1,035.6	850.3
Earnings per Share from Continuing Operations [Abstract]
Basic (in dollars per share)	$ 0.78	$ 0.70	$ 0.57	$ 0.64	$ 0.72	$ 0.64	$ 0.55	$ 0.54	$ 2.69	$ 2.45	$ 1.96
Diluted (in dollars per share)	$ 0.78	$ 0.70	$ 0.56	$ 0.63	$ 0.71	$ 0.63	$ 0.54	$ 0.53	$ 2.66	$ 2.41	$ 1.91
Earnings per Share
Basic (in dollars per share)	$ 0.77	$ 0.70	$ 1.37	$ 0.65	$ 0.76	$ 0.67	$ 0.58	$ 0.57	$ 3.49	$ 2.57	$ 2.06
Diluted (in dollars per share)	$ 0.77	$ 0.69	$ 1.36	$ 0.64	$ 0.75	$ 0.66	$ 0.57	$ 0.56	$ 3.46	$ 2.53	$ 2.01
Total Restructuring and Other Costs (Income), Net	59.7	56.5	93.2	21.2	30.1	12.5	11.0	22.8	230.6	76.4	67.1
Income (Loss) from Discontinued Operations, Net of Tax	$ (3.6)	$ (0.9)	$ 306.3	$ 4.7	$ 14.6	$ 14.0	$ 11.3	$ 9.6